JPMorgan Government Bond Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 32.1%
U.S. Treasury Bonds
5.25%, 11/15/2028	20,000	20,856
1.88%, 2/15/2041	14,500	9,766
2.00%, 11/15/2041	27,000	18,197
3.88%, 2/15/2043	15,000	13,175
3.88%, 5/15/2043	10,000	8,763
3.75%, 11/15/2043	75,300	64,520
3.00%, 5/15/2045	31,000	23,228
2.75%, 11/15/2047	35,000	24,317
2.00%, 2/15/2050	35,000	20,043
1.25%, 5/15/2050	10,000	4,672
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	37,735	31,330
U.S. Treasury Notes
2.00%, 8/15/2025	20,000	19,905
1.63%, 2/15/2026	20,000	19,639
3.63%, 5/15/2026	10,000	9,950
4.38%, 8/15/2026	35,000	35,115
2.25%, 2/15/2027	35,000	34,020
0.63%, 3/31/2027	20,000	18,846
2.25%, 8/15/2027	40,000	38,623
1.25%, 4/30/2028	11,120	10,325
3.50%, 4/30/2028	5,000	4,950
4.00%, 6/30/2028	25,000	25,098
4.88%, 10/31/2028	25,000	25,776
3.13%, 11/15/2028	25,000	24,384
3.50%, 4/30/2030	30,000	29,365
4.25%, 2/28/2031	25,000	25,249
1.88%, 2/15/2032	20,000	17,345
4.00%, 2/15/2034	35,000	34,197
3.88%, 8/15/2034	10,000	9,634
4.63%, 2/15/2035	10,000	10,188
Total U.S. Treasury Obligations (Cost $703,333)		631,476
Mortgage-Backed Securities — 29.5%
FHLMC Gold Pools, 30 Year
Pool # C00414, 7.50%, 8/1/2025	—	—
Pool # G00981, 8.50%, 7/1/2028	1	1
Pool # C00742, 6.50%, 4/1/2029	19	20
Pool # C00785, 6.50%, 6/1/2029	7	7
Pool # C47318, 7.00%, 9/1/2029	119	124
Pool # C01292, 6.00%, 2/1/2032	10	11
Pool # A16155, 5.50%, 11/1/2033	41	42
Pool # C03589, 4.50%, 10/1/2040	257	253
Pool # Q41177, 3.50%, 6/1/2046	10,658	9,704
Pool # G61334, 4.00%, 3/1/2047	2,035	1,918
Pool # Q54902, 4.00%, 3/1/2048	1,763	1,647
Pool # Q54950, 4.00%, 3/1/2048	2,913	2,731

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # Q59727, 4.00%, 11/1/2048	3,539	3,303
FHLMC Gold Pools, Other Pool # WA1640, 3.20%, 4/1/2034	10,333	9,301
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	838	753
Pool # RA2484, 3.00%, 6/1/2050	3,929	3,388
Pool # RA2904, 3.00%, 6/1/2050	6,161	5,297
Pool # RA2970, 2.50%, 7/1/2050	7,120	5,865
Pool # QB2020, 2.50%, 8/1/2050	5,283	4,373
Pool # SD7535, 2.50%, 2/1/2051	4,268	3,549
Pool # RA5576, 2.50%, 7/1/2051	4,641	3,831
Pool # QC6209, 2.50%, 8/1/2051	4,628	3,819
Pool # QC7451, 2.00%, 9/1/2051	11,137	8,790
Pool # RA7683, 5.00%, 7/1/2052	6,299	6,121
Pool # RA7937, 5.00%, 9/1/2052	12,602	12,246
Pool # QI4073, 5.50%, 4/1/2054	5,523	5,472
Pool # SD5658, 5.50%, 6/1/2054	8,637	8,609
Pool # RJ2920, 6.00%, 11/1/2054	9,598	9,773
FNMA Pool # 620061 ARM, 5.65%, 11/1/2027 (a)	2	2
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	5	5
Pool # FM4449, 3.00%, 12/1/2034	4,386	4,274
Pool # CA7114, 2.50%, 9/1/2035	11,971	11,090
FNMA UMBS, 30 Year
Pool # 250575, 6.50%, 6/1/2026	1	1
Pool # 483802, 5.50%, 2/1/2029	36	36
Pool # 524949, 7.50%, 3/1/2030	2	2
Pool # 545639, 6.50%, 4/1/2032	47	49
Pool # 702435, 5.50%, 5/1/2033	364	370
Pool # 709441, 5.50%, 7/1/2033	103	103
Pool # 730711, 5.50%, 8/1/2033	152	153
Pool # 743127, 5.50%, 10/1/2033	145	146
Pool # 747628, 5.00%, 11/1/2033	224	226
Pool # 753662, 5.50%, 12/1/2033	171	173
Pool # 755615, 5.50%, 1/1/2034	228	230
Pool # 811755, 7.00%, 3/1/2035	551	575
Pool # 845834, 5.50%, 10/1/2035	126	128
Pool # 888201, 5.50%, 2/1/2036	55	56
Pool # 831409, 5.50%, 4/1/2036	285	290
Pool # 867420, 5.50%, 5/1/2036	169	172
Pool # 745802, 6.00%, 7/1/2036	281	293
Pool # 969708, 4.50%, 3/1/2038	32	31
Pool # AE1216, 3.50%, 1/1/2041	700	648
Pool # AE1260, 3.50%, 8/1/2041	452	410
Pool # AB5378, 3.50%, 5/1/2042	1,816	1,678
Pool # AO6710, 4.00%, 6/1/2042	1,654	1,573
Pool # AR5147, 3.00%, 3/1/2043	1,664	1,476
Pool # AT8192, 4.00%, 6/1/2043	1,179	1,120
Pool # AS1112, 4.00%, 11/1/2043	2,792	2,650

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BM1109, 4.00%, 10/1/2044	1,963	1,866
Pool # AS4073, 4.00%, 12/1/2044	1,341	1,256
Pool # AL8660, 4.00%, 6/1/2045	2,964	2,800
Pool # AS5648, 3.50%, 7/1/2045	1,831	1,665
Pool # AS6208, 3.50%, 10/1/2045	617	572
Pool # AS6344, 3.50%, 12/1/2045	1,732	1,575
Pool # BM5560, 4.00%, 1/1/2046	5,424	5,147
Pool # AL8030, 4.00%, 2/1/2046	1,812	1,702
Pool # AX5520, 3.00%, 5/1/2046	610	531
Pool # AX5546, 3.00%, 9/1/2046	881	772
Pool # AX5547, 3.50%, 9/1/2046	1,380	1,255
Pool # BM3744, 4.00%, 3/1/2047	5,628	5,296
Pool # BM1049, 4.00%, 4/1/2047	5,696	5,319
Pool # CA0411, 4.00%, 9/1/2047	3,893	3,656
Pool # CA0861, 3.50%, 11/1/2047	3,399	3,064
Pool # BJ1666, 4.00%, 12/1/2047	3,180	2,974
Pool # BM3477, 4.00%, 1/1/2048	2,748	2,565
Pool # CA1006, 4.00%, 1/1/2048	3,337	3,114
Pool # CA1361, 3.50%, 2/1/2048	2,746	2,470
Pool # BD9074, 3.50%, 3/1/2048	1,080	977
Pool # BJ4640, 4.00%, 3/1/2048	1,392	1,302
Pool # BD9078, 4.00%, 4/1/2048	1,745	1,627
Pool # BD9077, 3.50%, 5/1/2048	233	211
Pool # BD9083, 4.00%, 7/1/2048	1,868	1,743
Pool # CA2489, 4.50%, 10/1/2048	846	811
Pool # BN7416, 3.50%, 9/1/2049	2,157	1,936
Pool # BO1418, 3.50%, 9/1/2049	2,210	1,982
Pool # BO1427, 3.50%, 9/1/2049	2,188	1,962
Pool # CA4431, 3.50%, 10/1/2049	3,090	2,768
Pool # MA3803, 3.50%, 10/1/2049	1,492	1,338
Pool # FM2014, 3.00%, 11/1/2049	6,512	5,666
Pool # BN0803, 3.50%, 12/1/2049	888	798
Pool # MA3872, 3.50%, 12/1/2049	1,482	1,329
Pool # BN0807, 3.50%, 1/1/2050	706	633
Pool # FM2437, 3.00%, 2/1/2050	7,928	6,819
Pool # CA6144, 2.50%, 6/1/2050	10,854	8,948
Pool # BP7345, 3.00%, 6/1/2050	11,175	9,600
Pool # CA6322, 2.50%, 7/1/2050	8,626	7,112
Pool # CA6361, 2.50%, 7/1/2050	4,955	4,108
Pool # BQ1645, 2.50%, 8/1/2050	5,406	4,484
Pool # BQ1911, 2.00%, 10/1/2050	3,813	3,017
Pool # BQ2999, 2.50%, 10/1/2050	6,064	5,010
Pool # BQ6118, 2.50%, 10/1/2050	6,417	5,285
Pool # FM6135, 2.00%, 2/1/2051	5,474	4,316
Pool # FM8179, 2.50%, 7/1/2051	2,833	2,321
Pool # FM8787, 2.50%, 10/1/2051	14,658	12,116
Pool # FS2559, 3.00%, 12/1/2051	3,660	3,143
Pool # CB3121, 3.00%, 2/1/2052	6,604	5,630

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB3609, 3.50%, 5/1/2052	8,630	7,679
Pool # FS7706, 3.50%, 8/1/2052	19,099	17,093
Pool # CB4630, 5.50%, 9/1/2052	20,156	20,188
Pool # BW1328, 5.00%, 11/1/2052	4,179	4,057
Pool # CB5131, 5.00%, 11/1/2052	12,660	12,296
Pool # FS3421, 5.00%, 12/1/2052	5,844	5,680
Pool # FS5027, 4.00%, 2/1/2053	4,369	4,012
Pool # BU4029, 5.00%, 6/1/2053	12,438	12,067
Pool # CB6842, 5.50%, 8/1/2053	12,388	12,284
Pool # CB7319, 4.50%, 10/1/2053	12,976	12,263
FNMA, Other
Pool # AN0571, 3.10%, 1/1/2026	6,500	6,432
Pool # AM7199, 3.30%, 11/1/2026	2,813	2,770
Pool # FN0040, 3.04%, 6/1/2027 (a)	1,701	1,663
Pool # AN6800, 2.97%, 9/1/2027	3,183	3,094
Pool # AN6825, 2.80%, 10/1/2027	3,742	3,622
Pool # AN9486, 3.57%, 6/1/2028	12,088	11,824
Pool # 405220, 6.00%, 9/1/2028	—	—
Pool # AN3908, 3.12%, 1/1/2029	7,432	7,166
Pool # BL1950, 3.47%, 3/1/2029	12,487	12,134
Pool # AN8493, 3.30%, 2/1/2030	4,460	4,221
Pool # BM5425, 3.15%, 3/1/2030 (a)	1,981	1,880
Pool # BL9023, 1.22%, 11/1/2030	19,835	16,972
Pool # BL4576, 2.70%, 10/1/2031	15,000	13,436
Pool # AN8412, 3.39%, 2/1/2033	4,165	3,867
Pool # AN8464, 3.33%, 3/1/2033	5,978	5,528
Pool # BS3202, 1.94%, 9/1/2033	4,626	3,842
Pool # BL2944, 3.19%, 7/1/2034	1,700	1,502
Pool # BL3288, 2.52%, 9/1/2034	11,852	10,071
Pool # BL4331, 2.41%, 10/1/2034	14,975	12,629
Pool # BS2718, 1.95%, 8/1/2036	9,691	7,609
Pool # BL4215, 2.56%, 9/1/2036	6,695	5,506
Pool # BL7125, 2.04%, 6/1/2037	7,982	6,093
Pool # BF0617, 2.50%, 3/1/2062	4,868	3,744
GNMA I, 30 Year
Pool # 401860, 7.50%, 6/15/2025	—	—
Pool # 377557, 8.00%, 7/15/2025	—	—
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	334	317
Pool # 626938, 4.00%, 4/15/2045	177	168
Pool # 784041, 4.00%, 8/15/2045	2,277	2,123
Pool # 784208, 4.00%, 7/15/2046	3,264	3,044
Pool # 784897, 2.50%, 10/15/2049	7,779	6,629
Pool # BU5359, 3.00%, 4/15/2050	8,621	7,600
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2344, 8.00%, 12/20/2026	1	1
Pool # 2512, 8.00%, 11/20/2027	6	6

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA7589, 2.50%, 9/20/2051	4,562	3,823
Pool # CH2211, 3.50%, 9/20/2051	10,144	8,907
Total Mortgage-Backed Securities (Cost $643,259)		579,342
Collateralized Mortgage Obligations — 23.6%
FHLMC Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,279	1,192
Series 2020-1, Class M55G, 3.00%, 8/25/2059	11,348	10,141
Series 2024-2, Class MT, 3.50%, 5/25/2064	4,212	3,620
FHLMC, REMIC
Series 3798, Class AY, 3.50%, 1/15/2026	69	69
Series 3809, Class BC, 3.50%, 2/15/2026	52	52
Series 3188, Class GE, 6.00%, 7/15/2026	45	45
Series 3926, Class MW, 4.50%, 9/15/2026	233	232
Series 1999, Class PU, 7.00%, 10/15/2027	3	3
Series 2031, Class PG, 7.00%, 2/15/2028	16	16
Series 2035, Class PC, 6.95%, 3/15/2028	44	44
Series 2064, Class PD, 6.50%, 6/15/2028	28	28
Series 2095, Class PE, 6.00%, 11/15/2028	27	27
Series 4314, Class DY, 3.50%, 3/15/2029	724	715
Series 4336, Class YB, 3.00%, 5/15/2029	442	438
Series 2152, Class BD, 6.50%, 5/15/2029	8	8
Series 2162, Class TH, 6.00%, 6/15/2029	59	60
Series 3737, Class DG, 5.00%, 10/15/2030	15	15
Series 2367, Class ME, 6.50%, 10/15/2031	83	86
Series 2647, Class A, 3.25%, 4/15/2032	27	26
Series 2480, Class EJ, 6.00%, 8/15/2032	122	126
Series 4156, Class SB, IF, 0.10%, 1/15/2033 (a)	600	525
Series 4170, Class TS, IF, 5.17%, 2/15/2033 (a)	3,831	3,336
Series 4186, Class JE, 2.00%, 3/15/2033	3,840	3,620
Series 4188, Class JG, 2.00%, 4/15/2033	2,509	2,365
Series 4206, Class DA, 2.00%, 5/15/2033	1,802	1,701
Series 2611, Class QZ, 5.00%, 5/15/2033	647	643
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	5,877
Series 2915, Class MU, 5.00%, 1/15/2035	652	663
Series 5000, Class CB, 1.25%, 1/25/2035	3,226	2,872
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,243
Series 4458, Class BW, 3.00%, 4/15/2035	6,769	6,417
Series 3085, Class VS, IF, 10.93%, 12/15/2035 (a)	114	134
Series 3181, Class OP, PO, 7/15/2036	440	377
Series 4867, Class WF, 4.85%, 4/15/2037 (a)	2,954	2,918
Series 3413, Class B, 5.50%, 4/15/2037	204	213
Series 3325, Class JL, 5.50%, 6/15/2037	1,074	1,121
Series 3341, Class PE, 6.00%, 7/15/2037	718	755
Series 4365, Class HZ, 3.00%, 1/15/2040	2,779	2,589
Series 3699, Class QH, 5.50%, 7/15/2040	405	415
Series 3772, Class PE, 4.50%, 12/15/2040	2,598	2,588
Series 4047, Class PB, 3.50%, 1/15/2041	747	742

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3927, Class PC, 4.50%, 9/15/2041	3,432	3,402
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,133
Series 4039, Class SA, IF, IO, 2.05%, 5/15/2042 (a)	2,238	253
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	2,917
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	5,910
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	4,475
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	3,065
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,674
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	4,536
Series 4594, Class GN, 2.50%, 2/15/2045	1,409	1,303
Series 4606, Class KP, 2.50%, 7/15/2046	8,602	7,486
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	5,827
Series 4974, Class PH, 1.50%, 6/25/2048	1,009	802
Series 4933, Class PA, 2.50%, 10/25/2049	5,418	4,543
Series 4925, Class PA, 3.00%, 10/25/2049	7,523	6,834
Series 5072, Class QC, 1.00%, 10/25/2050	6,843	5,397
Series 5190, Class PH, 2.50%, 2/25/2052	5,297	4,819
FHLMC, STRIPS
Series 264, Class 30, 3.00%, 7/15/2042	2,733	2,479
Series 267, Class 30, 3.00%, 8/15/2042	1,569	1,418
Series 358, Class 300, 3.00%, 10/15/2047	8,869	7,916
Series 406, PO, 10/25/2053	7,316	5,905
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	870	864
Series T-56, Class A, PO, 5/25/2043	594	511
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	811	827
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	28,681	27,779
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	96	99
FNMA, REMIC
Series 2010-117, Class DY, 4.50%, 10/25/2025	6	6
Series 2010-155, Class B, 3.50%, 1/25/2026	115	114
Series 1998-58, Class PC, 6.50%, 10/25/2028	75	76
Series 2000-8, Class Z, 7.50%, 2/20/2030	39	40
Series 2002-92, Class FB, 5.09%, 4/25/2030 (a)	103	103
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	66	7
Series 2003-67, Class SA, IF, 16.66%, 10/25/2031 (a)	10	11
Series 2011-145, Class PB, 3.50%, 1/25/2032	5,398	5,273
Series 2012-100, Class AY, 3.00%, 9/25/2032	4,633	4,467
Series 2013-50, Class YO, PO, 1/25/2033	1,707	1,446
Series 2003-21, Class PZ, 4.50%, 3/25/2033	507	495
Series 2013-106, Class PY, 3.00%, 10/25/2033	2,908	2,779
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,553
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,631
Series 2004-46, Class QD, IF, 6.25%, 3/25/2034 (a)	28	28
Series 2004-54, Class FL, 4.84%, 7/25/2034 (a)	161	161
Series 2015-11, Class AQ, 3.00%, 3/25/2035	4,400	4,137
Series 2005-22, Class EH, 5.00%, 4/25/2035	1,074	1,089
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,860

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,317
Series 2015-51, Class LY, 3.00%, 7/25/2035	2,658	2,518
Series 2005-58, Class EP, 5.50%, 7/25/2035	69	69
Series 2015-59, Class EB, 3.00%, 8/25/2035	4,185	3,957
Series 2005-83, Class LA, 5.50%, 10/25/2035	123	126
Series 2015-65, Class LD, 3.50%, 1/25/2036	7,057	6,705
Series 2005-116, Class PC, 6.00%, 1/25/2036	435	446
Series 2006-51, Class FP, 4.79%, 3/25/2036 (a)	500	499
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,194
Series 2006-81, Class FA, 4.79%, 9/25/2036 (a)	13	13
Series 2006-110, PO, 11/25/2036	149	128
Series 2007-76, Class PE, 6.00%, 8/25/2037	461	486
Series 2010-47, Class MB, 5.00%, 9/25/2039	1,055	1,075
Series 2010-4, Class SL, IF, 1.61%, 2/25/2040 (a)	46	35
Series 2010-11, Class CB, 4.50%, 2/25/2040	54	52
Series 2012-115, Class ME, 1.75%, 3/25/2042	1,286	1,206
Series 2012-60, Class EP, 3.00%, 4/25/2042	546	519
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	5,139
Series 2012-138, Class YS, IF, 2.22%, 12/25/2042 (a)	3,540	2,475
Series 2012-141, Class PB, 2.50%, 12/25/2042	3,305	2,694
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,295	2,164
Series 2013-128, Class AO, PO, 12/25/2043	3,503	2,661
Series 2024-6, Class AL, 2.00%, 3/25/2044	11,863	8,804
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	11,065
Series 2016-45, Class PC, 3.00%, 9/25/2045	4,420	4,069
Series 2016-38, Class NA, 3.00%, 1/25/2046	5,007	4,635
Series 2019-71, Class CA, 2.50%, 7/25/2046	9,377	8,692
Series 2019-38, Class PC, 3.00%, 2/25/2048	4,533	4,256
Series 2019-65, Class PA, 2.50%, 5/25/2048	5,054	4,575
Series 2019-34, Class WA, 3.50%, 8/25/2048	4,648	4,421
Series 2019-42, Class KA, 3.00%, 7/25/2049	8,090	7,371
Series 2019-81, Class JA, 2.50%, 9/25/2049	8,933	7,646
Series 2019-77, Class ZL, 3.00%, 1/25/2050	18,556	15,978
Series 2020-12, Class JC, 2.00%, 3/25/2050	16,452	13,641
Series 2024-41, Class HV, 2.00%, 7/25/2050	4,896	3,566
Series 2023-41, PO, 9/25/2053	4,702	3,676
Series 2025-18, Class MA, 0.50%, 9/25/2054	18,223	14,791
Series 2025-31, Class MA, 0.50%, 9/25/2054	1,766	1,452
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	19	19
Series 2002-W7, Class A4, 6.00%, 6/25/2029	345	344
Series 2003-W1, Class 1A1, 4.75%, 12/25/2042 (a)	226	225
Series 2003-W1, Class 2A, 5.13%, 12/25/2042 (a)	129	128
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	728	751
Series 2009-W1, Class A, 6.00%, 12/25/2049	153	158
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	477	477
Series 2008-15, Class NB, 4.50%, 2/20/2038	160	160

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-40, Class SA, IF, IO, 1.96%, 5/16/2038 (a)	787	39
Series 2009-42, Class TX, 4.50%, 6/20/2039	2,639	2,637
Series 2009-69, Class WM, 5.50%, 8/20/2039	675	691
Series 2011-29, Class Z, 5.00%, 5/20/2040	10,815	10,791
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,171
Series 2023-1, Class E, 3.50%, 11/20/2047	4,732	4,546
Series 2019-123, Class MA, 3.00%, 10/20/2049	9,441	8,452
Series 2020-133, Class KB, 1.00%, 8/20/2050	7,694	6,134
Series 2024-197, Class BN, 3.00%, 5/20/2051	11,404	10,494
Series 2022-94, Class AO, PO, 5/20/2052	7,648	5,376
Series 2022-120, Class LN, 4.00%, 7/20/2052	7,000	6,004
Series 2024-151, Class CM, 4.50%, 5/20/2054	8,000	7,600
Series 2024-159, Class PA, 4.50%, 10/20/2054	15,921	15,392
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MAU, 3.25%, 11/25/2064	13,884	12,535
Total Collateralized Mortgage Obligations (Cost $497,320)		464,747
Commercial Mortgage-Backed Securities — 8.5%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,415
Series K087, Class A1, 3.59%, 10/25/2027	1,582	1,570
Series W5FX, Class AFX, 3.21%, 4/25/2028 (a)	3,436	3,345
Series K078, Class A2, 3.85%, 6/25/2028	5,779	5,718
Series K088, Class A2, 3.69%, 1/25/2029	8,700	8,538
Series K158, Class A1, 3.90%, 7/25/2030	7,427	7,353
Series K-1511, Class A1, 3.28%, 10/25/2030	7,755	7,546
Series K753, Class A2, 4.40%, 10/25/2030	7,805	7,809
Series K149, Class A2, 3.53%, 8/25/2032	6,000	5,622
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	9,138
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	8,765
Series Q007, Class APT2, 6.43%, 10/25/2047 (a)	1,351	1,350
Series Q013, Class APT2, 1.17%, 5/25/2050 (a)	9,486	8,976
FNMA ACES
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (a)	4,223	4,104
Series 2017-M4, Class A2, 2.55%, 12/25/2026 (a)	4,104	3,992
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	3,446	3,366
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (a)	10,640	10,306
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (a)	8,919	8,693
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,109	7,848
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (a)	4,800	4,546
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (a)	6,000	5,945
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,763
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,862	14,158
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	11,888
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	6,086	5,570
Total Commercial Mortgage-Backed Securities (Cost $182,323)		167,324

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 3.3%
FFCB Funding Corp.
5.75%, 5/11/2026	10,000	10,135
3.33%, 4/28/2037	15,000	12,923
FNMA 6.25%, 5/15/2029	10,000	10,828
Resolution Funding Corp. STRIPS
DN, 27.68%, 4/15/2028 (b)	15,000	13,363
DN, 7.10%, 1/15/2030 (b)	15,700	12,947
DN, 26.57%, 4/15/2030 (b)	5,000	4,077
Total U.S. Government Agency Securities (Cost $65,954)		64,273
	SHARES (000)
Short-Term Investments — 3.2%
Investment Companies — 3.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.16% (c) (d) (Cost $63,919)	63,919	63,919
Total Investments — 100.2% (Cost $2,156,108)		1,971,081
Liabilities in Excess of Other Assets — (0.2)%		(4,490)
NET ASSETS — 100.0%		1,966,591

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2025.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(b)	The rate shown is the effective yield as of May 31, 2025.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of May 31, 2025.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$464,747	$—	$464,747
Commercial Mortgage-Backed Securities	—	167,324	—	167,324
Mortgage-Backed Securities	—	579,342	—	579,342
U.S. Government Agency Securities	—	64,273	—	64,273
U.S. Treasury Obligations	—	631,476	—	631,476

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$63,919	$—	$—	$63,919
Total Investments in Securities	$63,919	$1,907,162	$—	$1,971,081
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.16% (a) (b)	$39,433	$224,547	$200,061	$—	$—	$63,919	63,919	$549	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.